UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Adam T. Teufel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this amendment to its Form N-CSR for the period year ended September 30, 2024, originally filed with the Securities and Exchange Commission on December 4, 2024 (Accession Number 0001193125-24-270147). The purpose of this amendment is to include the Tailored Shareholder Reports for Institutional Class shares of PIMCO Emerging Markets Full Spectrum Bond Fund and Institutional Class shares of PIMCO Emerging Markets Corporate Bond Fund.

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

Filed under this submission on Form N-CSR:

•	PIMCO Emerging Markets Corporate Bond Fund Institutional Class
•	PIMCO Emerging Markets Full Spectrum Bond Fund Institutional Class

(b)	Not applicable to the Registrant.

Institutional Class: PEMIX

PIMCO Emerging Markets Corporate Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Corporate Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$57	1.10%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$83,224
# of Portfolio Holdings	485
Portfolio Turnover Rate	44%
Total Net Advisory Fees Paid During the Reporting Period	$239
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

Cayman Islands	10.2%
United States	8.9%
Mexico	4.5%
Israel	4.5%
Chile	4.5%
Peru	4.4%
South Korea	4.3%
United Kingdom	4.2%
Luxembourg	4.1%
Turkey	4.1%
Other Countries	45.8%
Short-Term Instruments	0.3%
Affiliated Investments	4.6%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(4.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PEMIX

PIMCO Emerging Markets Corporate Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS1948TSRSAR_093024

Institutional Class: PFSIX

PIMCO Emerging Markets Full Spectrum Bond Fund

Semi-Annual Shareholder Report | September 30, 2024

Fund Performance

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Full Spectrum Bond Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$5	0.09%

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$222,630
# of Portfolio Holdings	22
Portfolio Turnover Rate	29%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	3.1%
Cayman Islands	0.3%
China	0.0%
Affiliated Investments	99.7%
Financial Derivative Instruments	0.0%
Other Assets and Liabilities, Net	(3.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

PIMCO Emerging Markets Local Currency and Bond Fund	47.9%
PIMCO Emerging Markets Bond Fund	24.7%
PIMCO Emerging Markets Corporate Bond Fund	23.8%
Uniform Mortgage-Backed Security, TBA, 5.500% due 11/01/2054	0.9%
Uniform Mortgage-Backed Security, TBA, 5.000% due 11/01/2054	0.8%
Uniform Mortgage-Backed Security, TBA, 4.500% due 11/01/2054	0.7%
Uniform Mortgage-Backed Security, TBA, 4.000% due 11/01/2054	0.7%
Poinsettia Finance Ltd., 6.625% due 06/17/2031	0.3%
CIFI Holdings Group Co. Ltd., 4.375% due 04/12/2027	0.0%
Kaisa Group Holdings Ltd., 9.375% due 06/30/2049	0.0%

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PFSIX

PIMCO Emerging Markets Full Spectrum Bond Fund

Semi-Annual Shareholder Report |

September 30, 2024

PIMS2078TSRSAR_093024

Item 19.	Exhibits.

(a)(1)  Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)  Not applicable to the Registrant.

(a)(3)  Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4)  Not applicable to the Registrant.

(a)(5)  There was no change in the Registrant’s independent public accountant for the period covered by the report.

(b)    Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date:	August 12, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date:	August 12, 2025

By:	/s/ Bijal Y. Parikh
Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date:	August 12, 2025